Other income	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Other income
Note 5. Other income

	2025 A$’000	2024 A$’000	2023 A$’000

Grant income	209	173	—
Other sundry income	1,578	—	1

	1,787	173	1

Other sundry income represents the sale of all intellectual property and trademark rights to Cantrixil for US$1 million (A$1.6 million).